Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2022	Sep. 30, 2021
Current assets
Cash and cash equivalents	$ 11,627,913	$ 19,760,015
Sales tax receivable	114,518	110,146
Other receivables	41,261	0
Prepaids	164,429	168,207
Total current assets	11,948,121	20,038,368
Non-current assets
Right-of-use asset	138,863	0
Intangible assets	0	2,000
Total assets	12,086,984	20,040,368
Current liabilities
Accounts payable and accrued liabilities	1,404,561	638,573
Lease liability - current portion	67,928	0
Total current liabilities	1,472,489	638,573
Non-Current Liabilities
Lease liability - non-current portion	71,983	0
TOTAL LIABILITIES	1,544,472	638,573
Shareholders' equity
Share capital	32,237,844	27,080,281
Subscription receivable	0	(33,684)
Reserves	2,479,466	1,565,055
Deficit	(24,174,798)	(9,209,857)
TOTAL SHAREHOLDERS' EQUITY	10,542,512	19,401,795
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 12,086,984	$ 20,040,368